REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                            New York, NY 10020-2302

                                                    July 29, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

                  Re:      Institutional Daily Income Fund
                           File Nos. 33-74470; 811-8312; CIK: 0000918267

Ladies and Gentlemen:

     On behalf of Institutional Daily Income Fund ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 29, 2004.

     If you have any questions or comments regarding this filing, please call Lisette Rivera at (212) 830-5432.

                                    Very truly yours,


                                    Institutional Daily Income Fund

                                    By: /s/ Rosanne Holtzer
                                    -----------------------
                                    Rosanne Holtzer
                                    Secretary